Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Oct. 07, 2016	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025
C000158749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)
Accumulated Value	$ 250,000		$ 252,577			$ 256,648		$ 263,955		$ 268,992		$ 271,333		$ 268,004		$ 277,318		$ 294,483		$ 310,104
C000248662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Palmer Square Income Plus Fund (Class T/PSTPX)
Accumulated Value		$ 5,000,000			$ 4,795,288		$ 5,248,214		$ 5,402,183		$ 5,593,721		$ 5,694,053		$ 5,973,291		$ 5,825,046		$ 6,163,048		$ 6,720,581	$ 7,135,096
C000136684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Palmer Square Income Plus Fund (Class I/PSYPX)
Accumulated Value		250,000			239,404		261,626		268,898		278,015		282,577		295,992		288,213		304,481		331,219	351,664
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Aggregate Bond Index
Accumulated Value	250,000	250,000			265,003		264,170		263,120		283,826		308,631		307,603		275,944		273,356		280,548	297,594
Bloomberg 1 3 year U S Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 year U.S. Corporate Index
Accumulated Value		$ 250,000			$ 255,943		$ 259,596		$ 261,272		$ 274,155		$ 286,091		$ 290,491		$ 279,384		$ 284,049		$ 300,584	$ 320,423
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 250,000		$ 250,979			$ 254,399		$ 260,283		$ 264,522		$ 264,772		$ 265,216		$ 274,827		$ 289,758		$ 303,405